Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (unaudited)

15. Quarterly Financial Data (unaudited):

	First Quarter	Second Quarter	Third Quarter		Fourth Quarter
2011
Revenue	$1,073	$1,116	$1,097		$1,154
Gross profit (1)	591	647	632		722
Income (loss) before income taxes	(89)	(50)	(66)		18	(3)
Income (loss) from continuing operations	(78)	(30)	(40)		79	(3)
Income (loss) from discontinued operations	55	(43)	(107	)(2)	15
Net income (loss)	(23)	(73)	(147	)(2)	94	(3)
2012
Revenue	$1,024	$1,072	$1,035		$1,132
Gross profit (1)	567	638	605		713
Income (loss) before income taxes	(83)	(32)	(380	)(5)	60
Income (loss) from continuing operations	(76)	(8)	(367	)(5)	54
Income (loss) from discontinued operations	311 (4)	—	5		15
Net income (loss)	235 (4)	(8)	(362	)(5)	69	(6)

(1)	Gross profit equals revenue less cost of sales and direct operating expenses (excluding depreciation).

(2)	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.

(3)	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).

(4)	Includes a pre-tax gain on sale of HE of $563 million.

(5)	Includes a pre-tax goodwill impairment charge of $385 million.

(6)	Includes reversal of $20 million of income taxes on non-U.S. unremitted earnings, and a $6 million benefit relating to the correction of accrued and deferred income taxes.